Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary Of Related Party Outstanding Balances
The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2017 and 2016:

	As of December 31,
	2017	2016
Accounts and notes receivable	$1,097	$—
Other receivables	979	1,050
Miscellaneous	3,126	3,612
Accounts payable	(11,727)	(10,355)

Summary Of Related Party Transactions
The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2017, 2016 and 2015:

	Fiscal years ended December 31,
	2017	2016	2015
Food and paper (i)	$(173,387)	$(163,536)	$(164,882)
Occupancy and other operating expenses	(4,281)	(3,882)	(2,499)
Net interest income	—	47	461

(i)
Includes $48,773 of distribution fees and $124,614 of suppliers purchases managed through the Axionlog Business for the fiscal year ended December 31, 2017; $40,714 and $122,822, respectively, for the fiscal year ended December 31, 2016; and $44,170 and $120,712, respectively, for the fiscal year ended December 31, 2015.